Income Taxes - Schedule of Reconciliation of Income Tax Expenses (Details) - State and Local Jurisdiction [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expenses [Line Items]
Income before income tax expenses, Amount	¥ 223,721	¥ 64,138	¥ (132,604)
Income before income tax expenses, Percentage	100.00%
Statutory tax rate in the PRC, Amount	25.00%	25.00%	25.00%
Statutory tax rate in the PRC, Percentage	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate, Amount	¥ 55,930	¥ 16,035	¥ (33,151)
Income tax expense at statutory tax rate, Percentage	25.00%
Non-taxable income, Amount	¥ (175)
Non-taxable income, Percentage	(0.10%)
Non-recognized income		(15,033)	(4,760)
Change in valuation allowance, Amount	¥ (84,960)	46,450	113,255
Change in valuation allowance, Percentage	(38.00%)
Changes in tax rates, Amount	¥ 24,525
Changes in tax rates, Percentage	11.00%
Preferential tax rates, Amount	¥ (3,037)
Preferential tax rates, Percentage	(1.40%)
Expired NOL, Amount	¥ 77,289
Expired NOL, percentage	34.50%
Other, Amount	¥ 31
Other, percentage
Other foreign jurisdictions, Amount
Other foreign jurisdictions, Percentage
Adjustment on current income tax of the prior periods, Amount		432	1,739
Effect of tax holiday and preferential tax rates, Amount		(4,120)	(5,039)
Tax loss carryforwards, Amount		(25,921)	(46,469)
Share-based compensation expenses, Amount		769	(17,985)
Effect of different tax rates of entities operating in other jurisdictions, Amount		(4,630)	155
Income tax expense, Amount	¥ 56,332	¥ 13,982	¥ 7,745
Income tax expense, Percentage	25.00%
Hong Kong [Member]
Schedule of Reconciliation of Income Tax Expenses [Line Items]
Statutory tax rate difference, Amount	¥ (6,867)
Statutory tax rate difference, Percentage	(3.10%)
Other, Amount	¥ (2,019)
Other, percentage	(0.90%)
Cayman [Member]
Schedule of Reconciliation of Income Tax Expenses [Line Items]
Statutory tax rate difference, Amount	¥ (9,555)
Statutory tax rate difference, Percentage	(4.30%)
BVI [Member]
Schedule of Reconciliation of Income Tax Expenses [Line Items]
Statutory tax rate difference, Amount	¥ 5,164
Statutory tax rate difference, Percentage	2.30%
Other, Amount	¥ 6
Other, percentage